QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO FUND, INC.

June 30, 2024

	Principal	Fair
Long-Term State and Municipal Obligations - 83.4%	Amount	Value

Michigan - 40.3%
Bangor Township, Michigan, School District, 5%, May 1, 2041 (Q-SBLF
enhanced)	$110,000	$119,452
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	498,655
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	201,302
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	527,095
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,465
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028
(Q-SBLF enhanced)	400,000	392,308
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	520,500
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	264,727
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	248,098
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	291,666
Hamilton, Michigan, Community Schools, 4%, November 1, 2046 (Q-SBLF
enhanced)	180,000	173,781
Holt, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	165,000	161,581
Kenowa Hills, Michigan, Public Schools, 4%, November 1, 2046 (Q-SBLF
enhanced)	200,000	192,530
Lansing, Michigan, School District, 5%, May 1, 2042 (Q-SBLF enhanced)	200,000	216,590
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan,
4%, May 1, 2036	500,000	508,305
Manchester, Michigan, Community Schools, 4.125%, May 1, 2045 (Q-SBLF
enhanced)	200,000	198,124
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	353,507
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	250,300
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	328,247
Michigan State Housing Development Authority, Rental Housing,
Revenue, Series A, 4.625%, October 1, 2039	500,000	500,180
Michigan State Trunk Line, 4%, November 15, 2037	100,000	102,177
Michigan State Trunk Line, 4%, November 15, 2046	350,000	340,287
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	400,232
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	97,408
Paw Paw, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	350,000	337,848
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	509,230
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	97,473
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1. 2041
(AGM insured)	250,000	251,013
Southfield, Michigan, Public Schools, 5%, May 1, 2046 (Q-SBLF enhanced)	200,000	216,632
University of Michigan, Revenue, 4%, April 1, 2043	250,000	249,925
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041
(Q-SBLF enhanced)	200,000	213,732
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038
(Q-SBLF enhanced)	250,000	266,590
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	261,753
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040
(Q-SBLF enhanced)	375,000	379,669
		9,921,382

Arizona - 1.0%
Arizona Board of Regents, University of Arizona System, Revenue, 4%,
June 1, 2045	250,000	245,025

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	123,458

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	242,358

Florida - 0.8%
Florida State Board of Education, Public Education, Capital Outlay,
2018 Series B, 4%, June 1, 2044	200,000	197,058

Georgia - 1.6%
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	385,568

Hawaii - 2.8%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	195,452
Hawaii State, Series FG, 4%, October 1, 2036	500,000	501,300
		696,752
Illinois - 1.9%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	465,813

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018,
4%, January 15, 2038	455,000	458,922

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%,
November 15, 2038	155,000	146,718

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%,
January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	132,409

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	103,187

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement,
Series 2018, 4%, December 1, 2038	250,000	251,898

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	878,115

New York - 9.3%
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2035	275,000	275,740
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2037	250,000	250,030
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2017, August 1, 2041	335,000	328,685
New York, New York City, Transitional Finance Authority, Revenue, 4%,
Fiscal 2019, August 1, 2041	140,000	139,055
New York, New York City, Transitional Finance Authority, Building Aid,
Revenue, 4%, July 15, 2040	250,000	247,253
New York, New York, City Municipal Water Finance Authority, Water
and Sewer System, Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	74,964
New York State Dormitory Authority, State Personal Income Tax, Revenue,
Series 2018A, 4%, March 15, 2043	300,000	293,256
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	490,980
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	194,970
		2,294,933
North Dakota - 0.4%
Fargo, North Dakota, Refunding Improvement, 4%, May 1, 2042	100,000	99,534

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	336,858

Pennsylvania - 5.1%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	550,093
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	501,630
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	200,792
		1,252,515
Tennessee - 1.4%
Knoxville, Tennessee, Wastewater System, 4%, April 1, 2044	350,000	350,161

Texas - 7.1%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034
(Texas Permanent School Fund guarantee)	250,000	250,190
Forney, Texas, Independent School District, 5%, August 15, 2039 (Texas
Permanent School Fund guarantee)	450,000	496,804
Prosper, Texas, 4%, February 15, 2035	265,000	264,711
Splendora, Texas, Independent School District, 4.1%, February 15, 2048
(Texas Permanent School Fund guarantee)	125,000	122,325
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	332,608
Van Alstyne, Texas, Independent School District, 4%, February 15, 2043
(Texas Permanent School Fund guarantee)	120,000	120,352
Waco, Texas, 3.125%, February 1, 2036	180,000	162,837
		1,749,827
Washington - 0.8%
Washington State, Various Purpose, 5%, February 1, 2040	195,000	210,567

Total long-term state and municipal obligations
(Cost $21,070,263) - 83.4%		20,543,058

Exchange-Traded Fund - 12.8%	Shares
iShares Core S&P 500 ETF (Cost $2,502,040)	5,771	3,158,064

Money Market Fund - 3.7%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares,
5.05% seven-day yield (Cost $897,110)	897,110	897,110

Total investments (Cost $24,469,413) - 99.9%		24,598,232

Other assets less liabilities, net - 0.1%		31,234

Net assets (100%)		$24,629,466

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-corroborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund's assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues.  Evaluations are also based on reviews of current economic conditions. trading levels, spread relationships and the slope of the yield curve.  Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability.  To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities including exchange-traded funds (ETFs) for which market quotations are readily available, are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Money market funds are valued at their net asset value and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2024, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal
obligations	$—	$20,543,058	$—	$20,543,058
Exchange-traded fund	3,158,064	—		3,158,064
Money market fund	897,110	—	—	897,110
Total	$4,055,174	$20,543,058	$—	$24,598,232